Guarantor/Non-Guarantor Condensed Consolidated Financial Information - Condensed Consolidating Statement of Comprehensive Loss (Detail) - USD ($) $ in Thousands	3 Months Ended								6 Months Ended			12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Condensed Income Statements, Captions [Line Items]
Contract revenue									$ 469,648	$ 378,346	$ 378,346	$ 804,809	$ 848,972	$ 817,204
Direct contract expense									376,419	294,294	294,294	629,311	669,504	632,831
Gross profit	$ 46,399	$ 45,047	$ 43,947	$ 40,105	$ 42,822	$ 46,633	$ 46,319	$ 43,694	93,229	84,052	84,052	175,498	179,468	184,373
Operating expenses									38,462	39,585	39,585	78,061	84,128	91,494
General and administrative									25,117	37,546	37,546	51,159	53,139	52,441
Operating income (loss)									29,650	6,921	6,921	46,278	42,201	40,438
Other income (expense):
Interest income									30	28	28	55	55	78
Interest expense									(43,637)	(38,658)	(38,658)	(81,662)	(75,700)	(74,934)
Other									(25)	(47)	(47)	(123)	(84)	(55)
Change in warrant value									(5,275)			9,894	0	0
Gain (loss) on debt extinguishment												(11,458)	3,913	0
Equity in net income (loss) of subsidiaries									0	0		0	0	0
Total other income (expense)									(48,907)	(38,677)	(38,677)	(83,294)	(71,816)	(74,911)
Income (loss) before income taxes									(19,257)	(31,756)	(31,756)	(37,016)	(29,615)	(34,473)
Income tax (expense) benefit									(3,492)	(3,494)	(3,494)	(6,980)	(6,977)	(6,974)
Net (loss) income	$ 4,520	$ (13,266)	$ (16,788)	$ (18,462)	$ (9,353)	$ (7,087)	$ (9,131)	$ (11,021)	(22,749)	(35,250)	(35,250)	(43,996)	(36,592)	(41,447)
Other comprehensive income (expense):
Post-retirement actuarial gains (loss)									0	0		(149)	279	26
Comprehensive income (loss)									(22,749)	(35,250)	$ (35,250)	(44,145)	(36,313)	(41,421)
Parent [Member]
Condensed Income Statements, Captions [Line Items]
Contract revenue									466,760	374,249		797,104	839,608	802,664
Direct contract expense									374,788	291,883		624,940	663,380	624,788
Gross profit									91,972	82,366		172,164	176,228	177,876
Operating expenses									37,851	38,671		76,266	81,838	88,736
General and administrative									24,834	37,479		50,847	52,491	52,123
Operating income (loss)									29,287	6,216		45,051	41,899	37,017
Other income (expense):
Interest income									30	28		55	55	78
Interest expense									(43,636)	(38,658)		(81,662)	(75,700)	(74,934)
Other									(25)	(47)		(123)	(200)	(63)
Change in warrant value									(5,275)			9,894
Gain (loss) on debt extinguishment												(11,458)	3,913	0
Equity in net income (loss) of subsidiaries									357	694		1,219	418	3,429
Total other income (expense)									(48,549)	(37,983)		(82,075)	(71,514)	(71,490)
Income (loss) before income taxes									(19,262)	(31,767)		(37,024)	(29,615)	(34,473)
Income tax (expense) benefit									(3,487)	(3,483)		(6,972)	(6,977)	(6,974)
Net (loss) income									(22,749)	(35,250)		(43,996)	(36,592)	(41,447)
Other comprehensive income (expense):
Post-retirement actuarial gains (loss)									0	0		(149)	279	26
Comprehensive income (loss)									(22,749)	(35,250)		(44,145)	(36,313)	(41,421)
Guarantor Companies [Member]
Condensed Income Statements, Captions [Line Items]
Contract revenue									1,784	3,622		6,547	8,627	14,015
Direct contract expense									1,027	2,158		3,823	5,638	7,743
Gross profit									757	1,464		2,724	2,989	6,272
Operating expenses									405	712		1,398	1,972	2,531
General and administrative									83	48		246	604	156
Operating income (loss)									269	704		1,080	413	3,585
Other income (expense):
Interest income									0	0		0	0	0
Interest expense									0	0		0	0	0
Other									0	0		0	116	9
Change in warrant value									0			0
Gain (loss) on debt extinguishment												0	0	0
Equity in net income (loss) of subsidiaries									0	0		0	0	0
Total other income (expense)									0	0		0	116	9
Income (loss) before income taxes									269	704		1,080	529	3,594
Income tax (expense) benefit									0	0		0	0	0
Net (loss) income									269	704		1,080	529	3,594
Other comprehensive income (expense):
Post-retirement actuarial gains (loss)									0	0		0	0	0
Comprehensive income (loss)									269	704		1,080	529	3,594
Non-Guarantor Companies [Member]
Condensed Income Statements, Captions [Line Items]
Contract revenue									1,104	475		1,158	737	525
Direct contract expense									604	253		548	486	300
Gross profit									500	222		610	251	225
Operating expenses									206	202		397	318	227
General and administrative									200	19		66	44	162
Operating income (loss)									94	1		147	(111)	(164)
Other income (expense):
Interest income									0	0		0	0	0
Interest expense									(1)	0		0	0	0
Other									0	0		0	0	(1)
Change in warrant value									0			0
Gain (loss) on debt extinguishment												0	0	0
Equity in net income (loss) of subsidiaries									0	0		0	0	0
Total other income (expense)									(1)	0		0	0	(1)
Income (loss) before income taxes									93	1		147	(111)	(165)
Income tax (expense) benefit									(5)	(11)		(8)	0	0
Net (loss) income									88	(10)		139	(111)	(165)
Other comprehensive income (expense):
Post-retirement actuarial gains (loss)									0	0		0	0	0
Comprehensive income (loss)									88	(10)		139	(111)	(165)
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Contract revenue									0	0		0	0	0
Direct contract expense									0	0		0	0	0
Gross profit									0	0		0	0	0
Operating expenses									0	0		0	0	0
General and administrative									0	0			0	0
Operating income (loss)									0	0		0	0	0
Other income (expense):
Interest income									0	0		0	0	0
Interest expense									0	0		0	0	0
Other									0	0		0	0	0
Change in warrant value									0			0
Gain (loss) on debt extinguishment												0	0	0
Equity in net income (loss) of subsidiaries									(357)	(694)		(1,219)	(418)	(3,429)
Total other income (expense)									(357)	(694)		(1,219)	(418)	(3,429)
Income (loss) before income taxes									(357)	(694)		(1,219)	(418)	(3,429)
Income tax (expense) benefit									0	0		0	0	0
Net (loss) income									(357)	(694)		(1,219)	(418)	(3,429)
Other comprehensive income (expense):
Post-retirement actuarial gains (loss)									0	0		0	0	0
Comprehensive income (loss)									$ (357)	$ (694)		$ (1,219)	$ (418)	$ (3,429)